CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss), Net of Income Taxes [Member]	Noncontrolling Interest in Subsidiaries [Member]
Balance at at Dec. 31, 2011	$ 1,343,311	$ 1,299	$ 826,121	$ 523,787	$ (7,896)
Balance at (in shares) at Dec. 31, 2011		129,899,288.000
Net income (loss)	180,923			180,923
Discount – Preferred stock beneficial conversion feature	8,688		8,688
Preferred stock dividends	(85)			(85)
Deemed dividend related to beneficial conversion feature of preferred stock	(60)			(60)
Conversion of 3.25% Convertible Notes	56,410	$ 46	56,364
Conversion of 3.25% Convertible Notes (in shares)		4,635,159
Exercise of common stock options	6,287	$ 11	6,276
Exercise of common stock options (in shares)		1,082,944
Equity-based compensation and other	14,493		14,493
Equity-based compensation and other (in shares)		20,541
Other comprehensive income, net of income taxes	1,455				1,455
Balance at at Dec. 31, 2012	1,611,422	$ 1,356	911,942	704,565	(6,441)
Balance at (in shares) at Dec. 31, 2012		135,637,932.000
Net income (loss)	310,418			310,418
Preferred stock dividends	(5,031)			(5,031)
Deemed dividend related to beneficial conversion feature of preferred stock	(6,989)			(6,989)
Conversion of 3.25% Convertible Notes	0
Conversion of preferred stock	100,000	$ 31	99,969
Conversion of preferred stock (in shares)		3,145,640
Repurchase of common stock	(217,903)	$ (42)	(217,861)
Repurchase of common stock (in shares)		(4,271,347)
Exercise of common stock options	(2,605)	$ 7	(2,612)
Exercise of common stock options (in shares)		652,015
Equity-based compensation and other	26,989		26,989
Equity-based compensation and other (in shares)		12,031
Other comprehensive income, net of income taxes	(3,710)				(3,710)
Balance at at Dec. 31, 2013	$ 1,812,591	$ 1,352	818,427	1,002,963	(10,151)	$ 0
Balance at (in shares) at Dec. 31, 2013	135,176,271	135,176,271
Net income (loss)	$ 52,240			52,075		165
Preferred stock dividends	(1,163)			(1,163)
Deemed dividend related to beneficial conversion feature of preferred stock	(1,639)			(1,639)
Conversion of 3.25% Convertible Notes	62,000	$ 20	61,980
Conversion of 3.25% Convertible Notes (in shares)		1,950,296
Repurchase of common stock	(325,609)	$ (99)	(325,510)
Repurchase of common stock (in shares)		(9,920,649)
Exercise of common stock options	1,038	$ 2	1,036
Exercise of common stock options (in shares)		244,000
Equity-based compensation and other (in shares)		17,887
Non-controlling interest in connection with the acquisition of a controlling interest in Ocwen Structured Investments, LLC	2,526					2,526
Equity-based compensation and other	11,092	$ 0	11,092
Other comprehensive income, net of income taxes	1,367				1,367
Balance at at Sep. 30, 2014	1,614,443	$ 1,275	567,025	1,052,236	(8,784)	2,691
Balance at (in shares) at Sep. 30, 2014		127,467,805
Balance at at Dec. 31, 2013	$ 1,812,591	$ 1,352	818,427	1,002,963	(10,151)	0
Balance at (in shares) at Dec. 31, 2013	135,176,271	135,176,271
Net income (loss)	$ (469,555)			(469,800)		245
Preferred stock dividends	(1,163)			(1,163)
Deemed dividend related to beneficial conversion feature of preferred stock	(1,639)			(1,639)
Conversion of 3.25% Convertible Notes	0
Conversion of preferred stock	62,000	$ 20	61,980
Conversion of preferred stock (in shares)		1,950,296
Repurchase of common stock	$ (382,487)	$ (124)	(382,363)
Repurchase of common stock (in shares)	(10,420,396)	(12,370,692)
Exercise of common stock options	$ (70)	$ 4	(74)
Exercise of common stock options (in shares)		434,054
Equity-based compensation and other	17,224		17,224
Equity-based compensation and other (in shares)		25,686
Non-controlling interest in connection with the acquisition of a controlling interest in Ocwen Structured Investments, LLC	2,526					2,526
Other comprehensive income, net of income taxes	1,738				1,738
Balance at at Dec. 31, 2014	$ 1,041,165	$ 1,252	515,194	530,361	(8,413)	2,771
Balance at (in shares) at Dec. 31, 2014	125,215,615	125,215,615
Balance at at Sep. 30, 2014	$ 1,614,443	$ 1,275	567,025	1,052,236	(8,784)	2,691
Balance at (in shares) at Sep. 30, 2014		127,467,805
Net income (loss)	(521,795)
Preferred stock dividends	0
Deemed dividend related to beneficial conversion feature of preferred stock	0
Balance at at Dec. 31, 2014	$ 1,041,165	$ 1,252	515,194	530,361	(8,413)	2,771
Balance at (in shares) at Dec. 31, 2014	125,215,615	125,215,615
Net income (loss)	$ (22,455)			(22,776)		321
Cumulative effect of fair value election - Mortgage servicing rights, net of income taxes	42,788			42,788
Preferred stock dividends	0
Deemed dividend related to beneficial conversion feature of preferred stock	0
Exercise of common stock options	509	$ 1	508
Exercise of common stock options (in shares)		85,173
Equity-based compensation and other (in shares)		89,694
Equity-based compensation and other	11,921	$ 1	11,920
Other comprehensive income, net of income taxes	6,527				6,527
Balance at at Sep. 30, 2015	$ 1,080,455	$ 1,254	$ 527,622	$ 550,373	$ (1,886)	$ 3,092
Balance at (in shares) at Sep. 30, 2015	125,390,482	125,390,482